Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Cayman Islands	$(4,156)	$(19,183)	$(18,943)
Foreign	2,228	2,728	5,070

	$(1,928)	$(16,455)	$(13,873)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Current	$2,289	$2,651	$1,106
Deferred	(1,231)	1,989	78

Income tax expense	$1,058	$4,640	$1,184

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	449	675	989
Changes in deferred income tax assets and liabilities	(1,249)	1,976	(72)
Adjustments to prior years’ taxes	33	20	23
Changes in valuation allowances for deferred income tax assets	18	13	150
Withholding taxes on repatriation of subsidiary profits	1,669	1,757	-
Other	138	199	94

	$1,058	$4,640	$1,184

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2016	2015
Deferred income tax assets
Research and development credits	$5,979	$5,933
Net operating loss carryforwards	161	195
Depreciation and amortization	269	277
Accrued vacation and other expenses	25	56
	6,434	6,461
Valuation allowance	(6,250)	(6,232)

Total net deferred income tax assets	$184	$229

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$920	$2,188
Unrealized foreign exchanges	10	18

	$930	$2,206